Income Taxes	12 Months Ended
Dec. 31, 2017
Income Taxes
Income Taxes

10.         Income Taxes

As a company incorporated in Bermuda, the Company is principally subject to taxation in Bermuda. Under the current laws of Bermuda, tax on a company’s income is assessed at a zero percent tax rate. As a result, the Company has not recorded any income tax benefits from its losses incurred in Bermuda during each reporting period, and no net operating loss carryforwards will be available to the Company for those losses.

In August 2015, the Company entered into agreements with its wholly owned subsidiary, Kiniksa US, under which Kiniksa US provides management and research and development services to the Company for which the Company pays costs plus a service fee. Kiniksa US is subject to tax for federal and state tax purposes. On December 22, 2017, the United States enacted new tax reform (“Tax Cuts and Jobs Act”). The Tax Cuts and Jobs Act contains provisions with separate effective dates but is generally effective for taxable years beginning after December 31, 2017. Beginning with the year ending December 31, 2018, the corporate statutory rates on U.S. earnings will be reduced from a top marginal rate of 35% to a flat rate of 21%. The impact of the future rate reduction resulted in a provision for income taxes of $69 for the year ended December 31, 2017 relating to the revaluation of the Company’s net deferred tax assets.

Income (loss) before provision for income taxes consisted of the following:

	Year Ended
	December 31,
	2016	2017
Bermuda	$(24,254)	$(65,391)
Foreign (U.S.)	317	520
	$(23,937)	$(64,871)

The components of the Company’s income tax provision for the years ended December 31, 2016 and 2017 are as follows:

	Year Ended
	December 31,
	2016	2017
Current income tax provision:
Bermuda	$—	$—
U.S. federal	78	184
U.S. state	4	15
Total current income tax provision	82	199
Deferred income tax provision (benefit):
Bermuda	—	—
U.S. federal	(26)	(87)
U.S. state	(20)	(110)
Total deferred income tax provision (benefit)	(46)	(197)
Total provision for income taxes	$36	$2

A reconciliation of the Bermuda statutory income tax rate of 0% to the Company’s effective income tax rate is as follows:

	Year Ended
	December 31,
	2016	2017
Bermuda statutory income tax rate	—%	—%
Foreign (U.S.) tax rate differential	(0.5)	(0.4)
Research and development tax credits	0.5	0.5
2017 Tax Cuts and Jobs Act	—	(0.1)
Effective income tax rate	—%	—%

Net deferred tax assets consisted of the following:

	December 31,
	2016	2017
Research and development tax credit carryforwards	$18	$90
Depreciation and amortization	(4)	(14)
Accrued expenses and other	37	189
Total deferred tax assets	51	265
Valuation allowance	(10)	(27)
Net deferred tax assets	$41	$238

As of December 31, 2017, the Company had state research and development tax credit carryforwards of approximately $113, available to reduce future tax liabilities, which begin to expire in 2031 through 2032.

As required by ASC 740, the Company has evaluated the positive and negative evidence bearing upon its ability to realize the deferred tax assets. In order to utilize state research and development tax credits, the Company will need taxable income in the jurisdiction of where the credit was generated. The Company currently has no taxable income in certain state jurisdictions and thus management has determined that it is more likely than not that the Company will not recognize the benefits of state research and development tax credits generated in those jurisdictions, and as a result, a valuation allowance of $10 and $27 has been established at December 31, 2016 and 2017, respectively. The remaining deferred tax assets will be fully utilized in the United States based on future income generated under the cost‑plus arrangement in place.

Utilization of the state research and development tax credits may be subject to substantial annual limitation under Section 382 of the Internal Revenue Code of 1986 due to ownership changes that could occur in the future. These ownership changes may limit the amount of carryforwards that can be utilized annually to offset future taxable income. In general, an ownership change, as defined by Section 382, results from transactions increasing the ownership of certain shareholders or public groups in the stock of a corporation by more than 50% over a three‑year period.

Changes in the valuation allowance for deferred tax assets during the years ended December 31, 2016 and 2017 were due primarily to an increase in state research and development tax credits and were as follows:

	Year Ended
	December 31,
	2016	2017
Valuation allowance at beginning of year	$(1)	$(10)
Increases recorded to income tax provision	(9)	(17)
Valuation allowance at end of year	$(10)	$(27)

The Company has not recorded any amounts for unrecognized tax benefits as of December 31, 2016 or 2017. The Company’s policy is to record interest and penalties related to income taxes as part of its income tax provision. As of December 31, 2016 and 2017, the Company had no accrued interest or penalties related to uncertain tax positions and no amounts had been recognized in the Company’s consolidated statements of operations and comprehensive loss.

The Company files income tax returns in the United States and certain state jurisdictions. Kiniksa US’s federal and state income tax returns are subject to tax examinations for the tax years ended December 31, 2013 and subsequent years. To the extent the Company has tax attribute carryforwards, the tax years in which the attribute was generated may still be adjusted upon examination by the Internal Revenue Service and state tax authorities to the extent utilized in a future period. There are currently no income tax examinations pending.